Equity Investments - Other equity investments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2022	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2018
Private Equity Funds
Other equity investments
Aggregate purchase consideration			¥ 9.0	¥ 9.0		¥ 12.0
Equity method Investment amounts	¥ 34.7	¥ 34.1
Yitong Technology
Other equity investments
Percentage of equity interest							10.00%
Aggregate purchase consideration							¥ 13.0
Equity method Investment amounts	13.0	13.0
Kesheng Jiada
Other equity investments
Percentage of equity interest					5.67%
Aggregate purchase consideration					¥ 15.0
Equity method Investment amounts	¥ 15.0	¥ 15.0
4K Garden
Other equity investments
Percentage of indirect equity interests					1.50%